General and Administration Expenses (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of General And Administrative Expense Text Block [Abstract]
Schedule of general and administration expenses
	Consolidated			Consolidated
	2022	2021	2020	2022
	AUD$	AUD$	AUD$	$

Salaries and benefits	1,140,392	678,814	475,134	774,723
Share based payment	158,887	54,033	94,078	107,940
Professional fees	576,254	547,849	474,214	391,477
Insurance	297,855	24,894	138,746	202,347
Travel expenses	6,675	231	2,338	4,535
Depreciation	53,815	33,623	26,229	36,559
Occupancy and office expenses	48,648	20,112	15,574	33,046
Other	408,394	71,306	69,736	277,444

	2,690,920	1,430,862	1,296,049	1,828,071